Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2022
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	September 30,	December 31,
Schedule of Marketable Securities Value	2022	2021
Equity securities
Fair value and carrying value at beginning of period	$105,218	$83,575
Increase in fair value	8,215	21,643
Fair value and carrying value at balance sheet date	$113,433	$105,218